Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Basic Loss Per Share Numerator
Net loss	$ (309,176)	$ (179,567)	$ (746,118)	$ (908,761)
Loss Attributable to Common Stockholders	(309,176)	(179,567)	(744,678)	(908,761)
Diluted Loss Per Share Numerator
Loss Attributable to Common Stockholders	$ (309,176)	$ (179,567)	$ (744,678)	$ (908,761)
Basic Weighted Average Shares Outstanding	100,000,000	100,000,000	100,000,000	76,301,370
Diluted Weighted Average Shares Outstanding:	100,000,000	100,000,000	100,000,000	76,301,370
Loss Per Share
- Basic	$ (0.003)	$ (0.002)	$ (0.007)	$ (0.012)
- Diluted	$ (0.003)	$ (0.002)	$ (0.007)	$ (0.012)